UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar or Quarter Ended:	September 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	        Earl M. Foster Associates
Address:	7241 S.W. 168 Street
		Suite C
		Miami, FL  33157

Form 13F File Number:	28-12428

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Earl M. Foster
Title:		President
Phone:		305-232-4000
Signature, Place and Date of Signing:
Earl M. Foster, Miami, FL, 10/15/07

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting manger are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this Report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this Report and a portion are reported by other reporting
Manager(s).)

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 87,873 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

FORM 13F NAME OF REPORTING MGR - EARL M. FOSTER ASSOCIATES


COL. 1                              COL. 2          COL. 3       COL. 4       COL. 5                   COL. 6    COL. 7 COL.8
NAME OF ISSUER                      CLASS            CUSIP      MKT.VALUE     SHARES    SH/PRN PUT/CALLINVSTMT   OTHER  AUTH.
                                                                (x$1,000)                              DSCRETN   MGRS.

AMBAC FINANCIAL GROUP        com                   023139108        927,293  14,740                    sole             sole
AT&T INC                     com                   00206r102      2,305,980  54,502                    sole             sole
AMGEN INC                    com                   031162100      1,289,853  22,801                    sole             sole
BANK OF AMERICA              com                   060505104      2,398,683  47,716                    sole             sole
BLDRS INDEX FDS TR           emer mk 50 adr        09348R300      2,762,227  52,305                    sole             sole
CARNIVAL CORP CL A           paired ctf            143658300      1,507,626  31,130                    sole             sole
CHEVRON TEXACO               com                   166764100      3,460,776  36,982                    sole             sole
CISCO SYS INC                com                   17275R102      2,416,761  72,950                    sole             sole
CITIGROUP                    com                   172967101      2,542,162  54,471                    sole             sole
COLGATE PALMOLIVE            com                   194162103        417,222   5,850                    sole             sole
COVENTRY HEALTH              com                   222862104      1,712,952  27,535                    sole             sole
CVS CAREMARK CORP.           com                   126650100      3,199,171  80,726                    sole             sole
EXXON MOBIL                  com                   30231g102        860,160   9,293                    sole             sole
FORD MOTOR COMPANY           com                   345370860        149,849  17,650                    sole             sole
FRANKLIN STREET PROP         com                   35471R106        506,287  29,350                    sole             sole
GENERAL ELECTRIC             com                   369604103      4,637,575 112,019                    sole             sole
GENERAL MTRS CORP            com                   370442105        367,000  10,000                    sole             sole
GLOBAL PAYMENTS INC.         com                   37940x102      1,034,748  23,400                    sole             sole
GOLDMAN SACHS GROUP          com                   38141G104        254,019   1,172                    sole             sole
HCC INS HOLDINGS             com                   404132102      1,107,795  38,680                    sole             sole
IBM CORP                     com                   459200101      2,759,469  23,425                    sole             sole
ISHARES TRUST                s&p500 grw            464287309        478,836   6,729                    sole             sole
ISHARES TRUST                msci emerg mkt        464287234        328,790   2,200                    sole             sole
ISHARES TRUST                msci val idx          464288877      1,766,474  22,621                    sole             sole
ISHARES TRUST                russ mcp vl           464287473        242,080   1,600                    sole             sole
ISHARES TRUST                7-10yr trs bd         464287440        203,409   2,425                    sole             sole
JOHN HANCOCK INVS TR         com                   410142103        309,277  17,125                    sole             sole
JOHN HANCOCK PAT PREM        com sh ben int        41013T105        538,141  50,816                    sole             sole
JOHNSON & JOHNSON            com                   478160104      2,867,608  43,647                    sole             sole
LADENBURG THALMANN FIN SVC   com                   50575Q102         53,410  27,250                    sole             sole
LOWE'S CO.                   com                   548661107      1,373,989  49,036                    sole             sole
MEDTRONIC INC                com                   585055106      3,232,575  57,305                    sole             sole
MICROSOFT CORP               com                   594918104      1,902,409  64,576                    sole             sole
MINNESOTA MINING & MANUF     com                   88579Y101      2,346,331  25,073                    sole             sole
ISHARES TRUST                lrg grw indx          464287119        600,962   8,280                    sole             sole
NABORS INDUSTRIES INC        shs                   G6359F103      1,553,731  50,495                    sole             sole
NOVARTIS AG ADR              sponsored adr         66987V109      2,773,282  50,460                    sole             sole
ORACLE CORP.                 com                   68389X105      1,470,533  67,923                    sole             sole
PEPSICO INC                  com                   713448108      2,774,576  37,873                    sole             sole
POWERSHARES ETF TRUST        energy sec por        73935X385      1,977,957  57,835                    sole             sole
POWERSHARES ETF TRUST        dyn lrg cp grw        73935X609        427,082  22,693                    sole             sole
PROCTER & GAMBLE CO          com                   742718109      2,771,888  39,407                    sole             sole
PUTNAM PREMIER INC TRUST     sh ben int            746853100        230,276  36,264                    sole             sole
SELECT SECTOR SPDR TR        sbi hlthcare          81369Y209        504,268  14,265                    sole             sole
SELECT SECTOR SPDR TR        sbi int-tech          81369y803      5,139,349 190,558                    sole             sole
STAPLES INC                  com                   855030102      1,198,927  55,790                    sole             sole
TARGET                       com                   87612E106      2,007,159  31,574                    sole             sole
WACHOVIA CORPORATION         com                   929903102      2,611,310  52,070                    sole             sole
WAL-MART STORES              com                   931142103      2,484,340  56,915                    sole             sole
WELLPOINT INC                com                   94973v107      3,033,685  38,440                    sole             sole
WELLS FARGO & CO.            com                   949746101      2,399,719  67,370                    sole             sole
ZIMMER HOLDINGS, INC         com                   98956p102      1,653,006  20,410                    sole             sole